UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment  [   ] ; Amendment Number: _______
This Amendment (Check only one):[   ] is a restatement.
					  [   ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Pin Oak Investment Advisors, Inc.
Address:	4545 Post Oak Place
		Suite 310
		Houston, Texas  77027

13F File Number:	28-05631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Barrett Rouse
Title:	President
Phone:	713-871-8300

Signature, Place, and Date of Signing:

J. Barrett Rouse	Houston, Texas	   May 13,2003

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		 0

Form 13F Information Table Entry Total:  55

Form 13F Information Table Value Total:  $79,109

List of Other Included Managers:         NONE


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 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/10 Berkshire Hthwy           COM              084670108     1723      270 SH       SOLE                      270
AOL Time Warner                COM              00184A105      433    39851 SH       SOLE                    39851
Abbott Labs                    COM              002824100     1052    27984 SH       SOLE                    27984
Alliance Cap Mgmt              COM              01855A101     1790    62150 SH       SOLE                    62150
Altria Group Inc               COM              718154107      469    15660 SH       SOLE                    15660
American Express               COM              025816109     2183    65700 SH       SOLE                    65700
American Intl Group            COM              026874107     1713    34641 SH       SOLE                    34641
Amern Pwr Convers              COM              029066107      160    11250 SH       SOLE                    11250
Amsouth Bancorp                COM              032165102      339    17060 SH       SOLE                    17060
Anheuser Busch                 COM              035229103      552    11840 SH       SOLE                    11840
Applied Materials              COM              038222105     1626   129226 SH       SOLE                   129226
Auto Data Processing           COM              053015103     1658    53850 SH       SOLE                    53850
Bank of America                COM              060505104     1838    27505 SH       SOLE                    27505
Berkshire Hathaway             COM              084670207     2184     1022 SH       SOLE                     1022
Boeing                         COM              097023105      737    29400 SH       SOLE                    29400
Bristol Myers Squibb           COM              110122108      828    39183 SH       SOLE                    39183
ChevronTexaco                  COM              166764100      278     4298 SH       SOLE                     4298
Cisco Systems Inc              COM              17275R102     1161    89437 SH       SOLE                    89437
Citigroup                      COM              172967101     1850    53689 SH       SOLE                    53689
Coca Cola                      COM              191216100     2420    59790 SH       SOLE                    59790
Colgate-Palmolive              COM              194162103      861    15820 SH       SOLE                    15820
Crescent Real Est              COM              225756105      157    10900 SH       SOLE                    10900
Dell Computer Corp             COM              247025109     1781    65224 SH       SOLE                    65224
Disney, Walt Hldg Co           COM              254687106      675    39676 SH       SOLE                    39676
EMC Corp                       COM              268648102      289    39950 SH       SOLE                    39950
Exxon Mobil Corp               COM              30231G102     3231    92456 SH       SOLE                    92456
First Data Corp                COM              319963104     2015    54434 SH       SOLE                    54434
GATX Corporation               COM              361448103      600    41450 SH       SOLE                    41450
General Electric               COM              369604103     2533    99322 SH       SOLE                    99322
Gillette                       COM              375766102     1829    59121 SH       SOLE                    59121
Grey Wolf Inc                  COM              397888108       43    11000 SH       SOLE                    11000
Home Depot Inc                 COM              437076102     2243    92082 SH       SOLE                    92082
Intel                          COM              458140100     2170   133281 SH       SOLE                   133281
Intl Business Mach             COM              459200101     1780    22700 SH       SOLE                    22700
JP Morgan Chase                COM              616880100      344    14493 SH       SOLE                    14493
Johnson & Johnson              COM              478160104     3231    55840 SH       SOLE                    55840
Kraft Foods Inc                COM              50075N104     1792    63550 SH       SOLE                    63550
Merck                          COM              589331107     2476    45201 SH       SOLE                    45201
Microsoft Corp                 COM              594918104     1416    58470 SH       SOLE                    58470
Moodys Corp                    COM              615369105     1962    42450 SH       SOLE                    42450
Motorola Inc                   COM              620076109      101    12250 SH       SOLE                    12250
Pepsico                        COM              713448108     2740    68496 SH       SOLE                    68496
Pfizer                         COM              717081103     3262   104700 SH       SOLE                   104700
Procter & Gamble Co            COM              742718109     2663    29909 SH       SOLE                    29909
Qualcomm Inc                   COM              747525103     1210    33562 SH       SOLE                    33562
Southwest Bancorp              COM              84476R109      899    29924 SH       SOLE                    29924
Sun Microsystems               COM              866810104       33    10100 SH       SOLE                    10100
Texas Instruments              COM              882508104      449    27401 SH       SOLE                    27401
Tyco Intl Ltd New              COM              902124106      424    33004 SH       SOLE                    33004
Walmart                        COM              931142103     3143    60412 SH       SOLE                    60412
Washington Mutual              COM              939322103     2808    79605 SH       SOLE                    79605
Weingarten Realty              COM              948741103      548    14000 SH       SOLE                    14000
BP PLC ADR                     SPONS.ADR        055622104     1574    40783 SH       SOLE                    40783
Nokia Corp ADR                 SPONS.ADR        654902204      755    53915 SH       SOLE                    53915
Royal Dutch Pet ADR            SPONS.ADR        780257804     2076    50955 SH       SOLE                    50955